UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2018

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (98.2%)(a)
		Shares	Value

Argentina (1.1%)

Banco Macro SA ADR(S)		93,948	$11,024,798

			11,024,798
Australia (2.5%)

Challenger, Ltd.		1,609,090	15,779,590

Insurance Australia Group, Ltd.		1,733,889	8,706,082

			24,485,672
Canada (3.0%)

Cenovus Energy, Inc.		1,115,400	11,183,053

Constellation Software, Inc.		13,400	7,310,692

Magna International, Inc.		208,800	11,143,251

			29,636,996
China (2.5%)

Alibaba Group Holding, Ltd. ADR(NON)(S)		70,200	12,124,242

Tencent Holdings, Ltd.		286,700	12,394,656

			24,518,898
Denmark (1.4%)

Danske Bank A/S		348,288	13,928,754

			13,928,754
Finland (1.3%)

Nokia OYJ		2,107,112	12,606,387

			12,606,387
France (11.8%)

Airbus SE		168,768	16,039,138

Eurazeo SA		104,701	9,358,921

Natixis SA		1,510,363	12,085,118

Sanofi		167,964	16,677,389

Societe Generale SA		263,125	15,404,767

Total SA		369,203	19,830,433

Valeo SA		206,094	15,292,114

Veolia Environnement SA		507,451	11,725,240

			116,413,120
Germany (13.7%)

Adidas AG		58,327	13,194,485

BASF SE		136,133	14,487,044

Bayer AG		166,906	22,744,800

Delivery Hero Holding GmbH(NON)		158,551	6,277,615

Evonik Industries AG		365,815	13,065,825

FabFurnish GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)		30	27

Henkel AG & Co. KGaA (Preference)		81,019	11,026,348

KION Group AG		95,782	9,166,191

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)		15	13

New Middle East Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

Rheinmetall AG		103,267	11,638,813

Siemens AG		156,086	21,989,790

Uniper SE		444,013	12,174,876

			135,765,832
Hong Kong (2.2%)

Techtronic Industries Co., Ltd.		1,576,500	8,430,768

WH Group, Ltd.		12,111,000	12,895,541

			21,326,309
Ireland (3.2%)

Bank of Ireland Group PLC(NON)		961,358	7,874,070

CRH PLC		337,141	12,860,525

Kerry Group PLC Class A		110,298	10,597,066

			31,331,661
Italy (2.0%)

ENI SpA		769,401	12,730,975

Pirelli & C SpA(NON)		534,930	4,109,521

Telecom Italia SpA RSP		3,721,064	2,797,082

			19,637,578
Japan (20.0%)

Chugai Pharmaceutical Co., Ltd.		269,100	11,176,222

Hoya Corp.		299,400	16,239,025

Japan Airlines Co., Ltd.		239,900	8,120,509

Komatsu, Ltd.		533,500	15,195,618

Kyudenko Corp.		230,200	8,921,233

LIXIL Group Corp.		525,300	13,951,436

Nintendo Co., Ltd.		32,900	12,194,051

NSK, Ltd.		1,130,700	15,270,531

ORIX Corp.		1,143,300	18,455,991

Rohm Co., Ltd.		158,100	13,586,946

SMC Corp.		23,100	8,152,228

SoftBank Corp.		146,700	11,857,779

Sony Corp.		443,800	16,518,915

Sumitomo Mitsui Financial Group, Inc.		414,700	15,952,529

TDK Corp.		174,100	11,885,321

			197,478,334
Luxembourg (—%)

Global Fashion Holding SA (acquired 8/2/13, cost $1,009,308) (Private)(F)(RES)(NON)		23,826	254,956

			254,956
Netherlands (8.7%)

Akzo Nobel NV		101,851	9,403,909

Altice NV Class A(NON)		431,504	8,641,861

Heineken NV		116,172	11,485,457

ING Groep NV GDR		1,238,349	22,832,240

Koninklijke Ahold Delhaize NV		718,939	13,442,480

Unilever NV ADR		346,596	20,498,483

			86,304,430
Norway (1.0%)

Norsk Hydro ASA		1,386,490	10,079,449

			10,079,449
South Korea (1.3%)

Samsung Electronics Co., Ltd. (Preference)		3,061	5,529,041

SK Hynix, Inc.		107,487	7,805,651

			13,334,692
Spain (1.7%)

Aena SA		42,254	7,628,338

Grifols SA ADR		436,814	9,561,858

			17,190,196
Sweden (1.1%)

Com Hem Holding AB		780,970	11,160,961

			11,160,961
Switzerland (1.0%)

Partners Group Holding AG		14,603	9,907,751

			9,907,751
United Kingdom (15.4%)

Associated British Foods PLC		303,096	12,968,320

AstraZeneca PLC		198,980	13,211,669

Barclays PLC		3,554,942	9,210,459

Berkeley Group Holdings PLC (The)		242,278	12,067,329

Compass Group PLC		546,913	11,601,223

Diageo PLC		386,632	12,708,665

Dixons Carphone PLC		3,430,346	8,889,943

Prudential PLC		869,941	20,825,595

Rio Tinto PLC		367,255	17,091,379

RPC Group PLC		777,158	10,314,980

Shire PLC		290,549	14,748,028

Virgin Money Holdings UK PLC		2,275,245	8,734,889

			152,372,479
United States (3.3%)

Alphabet, Inc. Class C(NON)		8,411	8,067,074

Amazon.com, Inc.(NON)		8,000	7,690,800

Johnson Controls International PLC		186,100	7,497,969

KKR & Co. LP		480,100	9,760,433

			33,016,276

Total common stocks (cost $828,336,605)			$971,775,529

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes
2.125%, 8/31/20(i)		$260,000	$264,220
1.75%, 4/30/22(i)		173,000	173,201

Total U.S. treasury obligations (cost $437,421)			$437,421

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired various dates from 7/11/16 to 9/14/17, cost $121,606) (Luxembourg) (Private)(F)(RES)(NON)		18,499	$201,916

Total convertible preferred stocks (cost $121,606)			$201,916

SHORT-TERM INVESTMENTS (3.5%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)	Shares	16,039,250	$16,039,250

Putnam Short Term Investment Fund 1.17%(AFF)	Shares	14,656,248	14,656,248

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(P)	Shares	599,000	599,000

U.S. Treasury Bills 1.026%, 11/24/17		$62,000	$61,909

U.S. Treasury Bills 1.029%, 12/14/17(SEGSF)		595,000	593,845

U.S. Treasury Bills 1.040%, 1/18/18		72,000	71,782

U.S. Treasury Bills 1.041%, 12/7/17(SEGSF)		1,692,000	1,688,945

U.S. Treasury Bills 1.069%, 2/1/18		212,000	211,235

U.S. Treasury Bills 1.081%, 2/8/18(SEGSF)		779,000	775,985

U.S. Treasury Bills 1.082%, 2/15/18(SEGSF)		380,000	378,449

Total short-term investments (cost $35,076,442)			$35,076,648

TOTAL INVESTMENTS

Total investments (cost $863,972,074)			$1,007,491,514

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $319,688,379) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$3,801,605	$3,544,158	$257,447
	British Pound	Sell	12/20/17	5,974,209	5,796,254	(177,955)
	Canadian Dollar	Sell	10/18/17	102,837	99,026	(3,811)
	Euro	Sell	12/20/17	7,723,615	7,785,018	61,403
	Hong Kong Dollar	Buy	11/15/17	185,440	185,727	(287)
	Japanese Yen	Buy	11/15/17	61,724	63,034	(1,310)
Barclays Bank PLC
	Hong Kong Dollar	Sell	11/15/17	11,159,928	11,162,419	2,491
	Swiss Franc	Buy	12/20/17	13,560,739	13,657,027	(96,288)
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	6,994,143	6,511,130	483,013
	British Pound	Sell	12/20/17	2,413,485	2,261,728	(151,757)
	Canadian Dollar	Sell	10/18/17	2,443,804	2,487,278	43,474
	Danish Krone	Buy	12/20/17	4,871,147	4,874,904	(3,757)
	Euro	Sell	12/20/17	2,903,152	2,948,216	45,064
	Japanese Yen	Buy	11/15/17	8,816,744	9,010,554	(193,810)
	New Zealand Dollar	Buy	10/18/17	41,375	41,689	(314)
Credit Suisse International
	Australian Dollar	Buy	10/18/17	2,608,569	2,380,282	228,287
	Euro	Sell	12/20/17	9,720,103	9,810,724	90,621
	Swiss Franc	Buy	12/20/17	10,123,734	10,194,860	(71,126)
Goldman Sachs International
	British Pound	Buy	12/20/17	10,077,053	10,646,425	(569,372)
	Chinese Yuan (Offshore)	Sell	11/15/17	23,815,455	23,444,864	(370,591)
	Japanese Yen	Buy	11/15/17	6,756,871	6,903,610	(146,739)
HSBC Bank USA, National Association
	Euro	Sell	12/20/17	12,175,977	12,350,013	174,036
	New Zealand Dollar	Buy	10/18/17	1,770,332	1,784,154	(13,822)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/20/17	11,907,717	11,552,555	355,162
	Canadian Dollar	Sell	10/18/17	2,786,782	2,893,278	106,496
	Euro	Sell	12/20/17	9,570,417	9,660,519	90,102
	Japanese Yen	Buy	11/15/17	8,698,678	8,784,902	(86,224)
	Norwegian Krone	Sell	12/20/17	3,162,003	3,278,582	116,579
	Singapore Dollar	Buy	11/15/17	12,224,245	12,222,870	1,375
	South Korean Won	Sell	11/15/17	11,547,814	11,798,042	250,228
	Swedish Krona	Buy	12/20/17	16,663,462	17,068,140	(404,678)
	Swiss Franc	Buy	12/20/17	14,025,831	14,129,187	(103,356)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	471,269	459,508	11,761
	Euro	Sell	12/20/17	33,515,928	33,896,848	380,920
	Israeli Shekel	Buy	10/18/17	6,229,181	6,312,082	(82,901)
	Japanese Yen	Sell	11/15/17	145,081	150,090	5,009
	Swiss Franc	Buy	12/20/17	16,194,943	16,311,657	(116,714)
UBS AG
	Swiss Franc	Buy	12/20/17	15,103,327	15,212,190	(108,863)
WestPac Banking Corp.
	Canadian Dollar	Sell	10/18/17	2,526,363	2,491,532	(34,831)
	Japanese Yen	Buy	11/15/17	5,446,062	5,523,303	(77,241)

Unrealized appreciation						2,703,468

Unrealized depreciation						(2,815,747)

Total						$(112,279)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $989,960,065.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $456,917, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$18,354,575	$32,564,175	$34,879,500	$33,813	$16,039,250
	Putnam Short Term Investment Fund**	8,703,302	55,330,503	49,377,557	28,595	14,656,248

	Total Short-term investments	$27,057,877	$87,894,678	$84,257,057	$62,408	$30,695,498
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $16,039,250, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,071,578.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,370,058.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,357,854 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.2%
	Industrials	14.5
	Consumer discretionary	11.9
	Information technology	11.1
	Consumer staples	10.7
	Health care	10.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $373,432 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,401,434 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,370,058 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Argentina	$11,024,798	$—	$—
Australia	—	24,485,672	—
Canada	29,636,996	—	—
China	12,124,242	12,394,656	—
Denmark	13,928,754	—	—
Finland	12,606,387	—	—
France	116,413,120	—	—
Germany	135,765,787	—	45
Hong Kong	—	21,326,309	—
Ireland	31,331,661	—	—
Italy	19,637,578	—	—
Japan	—	197,478,334	—
Luxembourg	—	—	254,956
Netherlands	86,304,430	—	—
Norway	10,079,449	—	—
South Korea	—	13,334,692	—
Spain	17,190,196	—	—
Sweden	11,160,961	—	—
Switzerland	9,907,751	—	—
United Kingdom	152,372,479	—	—
United States	33,016,276	—	—
Total common stocks	702,500,865	269,019,663	255,001
Convertible preferred stocks	—	—	201,916
U.S. treasury obligations	—	437,421	—
Short-term investments	15,255,248	19,821,400	—

Totals by level	$717,756,113	$289,278,484	$456,917

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(112,279)	$—

Totals by level	$—	$(112,279)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,703,468	$2,815,747

Total	$2,703,468	$2,815,747

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$437,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017